UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2012

Date of reporting period:	1/31/2012

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 86.4%
Aerospace & Defense — 2.4%
Boeing Co. (The)(a)	379,456	$ 28,148,046
Exelis, Inc.	2,800,070	27,972,700

		56,120,746

Capital Markets — 1.0%
Morgan Stanley	1,245,428	23,227,232

Chemicals — 1.9%
Monsanto Co.	541,543	44,433,603

Communications Equipment — 2.8%
Finisar Corp.*(a)	1,574,191	31,893,109
QUALCOMM, Inc.	555,674	32,684,745

		64,577,854

Computers & Peripherals — 1.4%
Apple, Inc.*	71,917	32,828,672

Diversified Financial Services — 0.6%
Gateway Energy & Resource Holdings LLC, 144A (original cost $2,000,000; purchased 12/14/07)*(b)(c)	100,000	1,725,084
JPMorgan Chase & Co.	309,225	11,534,092

		13,259,176

Diversified Telecommunication Services — 5.4%
BCE, Inc. (Canada)	632,179	25,773,888
CenturyLink, Inc.	1,149,646	42,571,391
City Telecom HK Ltd., ADR (Hong Kong)	1,683,138	19,608,558
Frontier Communications Corp.(a)	8,124,575	34,773,181
Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS	197,518	2,490,702

		125,217,720

Electric Utilities — 5.1%
American Electric Power Co., Inc.	707,679	27,995,781
Exelon Corp.(a)	743,967	29,595,007
FirstEnergy Corp.	724,226	30,576,822
SSE PLC (United Kingdom)	1,588,903	30,621,311

		118,788,921

Food Products — 8.3%
B&G Foods, Inc.	1,617,781	36,658,917
Bunge Ltd. (Bermuda)(a)	289,220	16,563,629
Diamond Foods, Inc.(a)	60,697	2,205,729
J.M. Smucker Co. (The)	326,838	25,748,298
Kraft Foods, Inc. (Class A Stock)	586,137	22,449,047
Sara Lee Corp.	2,704,552	51,792,171
Tate & Lyle PLC (United Kingdom)	3,810,054	39,745,600

		195,163,391

Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.	587,851	26,964,725

Household Durables — 0.5%
Direcional Engenharia SA (Brazil)*(b)	927,666	5,043,972
Direcional Engenharia SA, 144A (Brazil)*(b)	1,114,076	6,057,533

		11,101,505

Independent Power Producers & Energy Traders — 2.5%
Atlantic Power Corp. (Canada)	900,000	13,347,000
International Power PLC (United Kingdom)	3,706,450	19,589,400
Northland Power, Inc. (Canada)	1,539,151	26,478,862

		59,415,262

Internet Software & Services — 0.3%
Rackspace Hosting, Inc.*(a)	163,151	7,082,385

Machinery — 1.2%
IDEX Corp.	174,310	7,063,041
Woodward, Inc.	501,941	21,071,483

		28,134,524

Media — 6.2%
British Sky Broadcasting Group PLC (United Kingdom)	2,843,375	30,915,990
Cinemark Holdings, Inc.(a)	1,511,875	29,814,175
Comcast Corp. (Class A Stock)	1,316,009	34,992,679
News Corp. (Class A Stock)	1,346,731	25,358,945
Thomson Reuters Corp. (Canada)	874,210	24,032,033

		145,113,822

Multi-Utilities — 0.9%
National Grid PLC, ADR (United Kingdom)(a)	428,209	21,363,347

Oil, Gas & Consumable Fuels — 14.6%
Baytex Energy Corp. (Canada)	638,253	36,684,796
Cheniere Energy, Inc.*(a)	2,980,245	38,117,334
Chesapeake Granite Wash Trust	515,000	12,627,800
CONSOL Energy, Inc.	502,955	17,975,612
Crescent Point Energy Corp. (Canada)	645,287	29,513,176
Crescent Point Energy Corp., 144A (Canada)	217,200	9,933,970
Marathon Petroleum Corp.	418,970	16,013,033
NAL Energy Corp. (Canada)	2,487,776	18,037,430
Peyto Exploration & Development Corp. (Canada)(b)	1,503,619	29,586,519
Peyto Exploration & Development Corp., 144A (Canada)(b)	156,000	3,069,592
Provident Energy Ltd. (Canada)	2,174,215	24,372,950
Targa Resources Corp.	1,336,523	55,385,513
Williams Cos., Inc. (The)	1,730,312	49,867,592

		341,185, 317

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,572,017	50,681,828
Johnson & Johnson	531,792	35,050,411
Novo Nordisk A/S, ADR (Denmark)	159,160	18,968,689
Pfizer, Inc.	2,053,663	43,948,388

		148,649,316

Real Estate Investment Trusts — 5.2%
Digital Realty Trust, Inc.(a)	758,219	53,727,398
First Potomac Realty Trust	2,396,803	35,664,429
MFA Financial, Inc.	4,429,445	32,512,126

		121,903,953

Road & Rail — 2.3%
J.B. Hunt Transport Services, Inc.	596,409	30,458,608
Union Pacific Corp.	203,175	23,224,934

		53,683,542

Semiconductors & Semiconductor Equipment — 5.8%
Intel Corp.(a)	1,816,917	48,002,947
Maxim Integrated Products, Inc.	1,446,000	38,810,640
Xilinx, Inc.	1,339,041	48,004,620

		134,818,207

Software — 1.2%
Activision Blizzard, Inc.	2,363,928	29,170,872

Tobacco — 3.7%
Philip Morris International, Inc.	684,461	51,177,149

Reynolds American, Inc.	901,533	35,367,140

		86,544,289

Transportation Infrastructure — 0.8%
CCR SA (Brazil)	2,638,544	18,363,493

Wireless Telecommunication Services — 4.8%
NII Holdings, Inc.*	813,805	16,365,618
Rogers Communications, Inc. (Class B Stock) (Canada)	771,075	29,644,900
Tim Participacoes SA, ADR (Brazil)(a)	981,576	28,318,468
Vodafone Group PLC, ADR (United Kingdom)	1,408,165	38,147,190

		112,476,176

TOTAL COMMON STOCKS (cost $1,894,652,911)		2,019,588,050

PREFERRED STOCKS — 6.6%
Airlines — 0.5%
Continental Airlines Finance Trust II, CVT, 6.00%	364,902	12,087,379

Diversified Financial Services — 2.1%
Citigroup, Inc., CVT, 7.50%	524,602	48,609,621

Electric Utilities — 1.5%
Great Plains Energy, Inc., CVT, 12.00%	310,733	19,644,540
PPL Corp., CVT, 8.75%(a)	275,000	14,454,000

		34,098,540

Insurance — 1.8%
Metlife, Inc., CVT, 5.00%(b)	609,300	41,743,143

Leisure Equipment & Products — 0.4%
Callaway Golf Co., Series B, CVT, 7.50%	101,620	10,591,914

Oil, Gas & Consumable Fuels — 0.3%
Whiting Petroleum Corp., CVT, 6.25%	28,902	6,824,051

TOTAL PREFERRED STOCKS (cost $173,982,493)		153,954,648

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 6.3%
Airlines — 0.9%
United Continental Holdings, Inc. Unsec’d. Notes	CCC+(d)	6.00%	10/15/29	$7,750	21,419,063

Investment Banking & Brokerage — 5.4%
CS Equity Linked Notes, Sr. Unsec’d. Notes (Switzerland)(b)	NR	11.50%	03/22/12	26,000	28,184,000
GS Apple, Inc., Sr. Unsec’d. Notes, 144A(b)	NR	7.90%	02/29/12	72,912	31,830,012
GS Oracle, Inc., Notes, 144A(b)	NR	7.75%	05/21/12	108,292	31,511,821
MS Rackspace Hosting, Notes, 144A(b)	NR	9.25%	05/18/12	83,195	35,782,040

					127,307,873

TOTAL CONVERTIBLE BONDS (cost $147,956,104)					148,726,936

TOTAL LONG-TERM INVESTMENTS (cost $2,216,591,508)					2,322,269,634

	Shares
SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $226,717,016; includes $204,471,407 of cash collateral for securities on loan)(e)(f)	226,717,016	226,717,016

TOTAL INVESTMENTS — 109.0% (cost $2,443,308,524)(g)		2,548,986,650
Liabilities in excess of other assets — (9.0)%		(210,746,874)

NET ASSETS — 100.0%		$2,338,239,776

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
IDS	Income Depositary Receipt
NR	Not Rated by Moody’s or Standard & Poor’s
UTS	Unit Trust Security

†	The ratings reflected are as of January 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $200,593,121; cash collateral of $204,471,407 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,000,000. The aggregate value of $1,725,084 is approximately 0.1% of net assets.
(d)	Standard & Poor’s rating.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolio 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of the Schedule of Investments was $2,447,858,357; accordingly, net unrealized appreciation on investments for federal income tax purposes was $101,128,293(gross unrealized appreciation $209,083,859; gross unrealized depreciation $107,955,566). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, investments in partnerships and Real Estate Investment Trusts as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,017,862,966	$—	$1,725,084
Preferred Stocks	153,954,648	—	—
Convertible Bonds	—	49,603,063	99,123,873
Affiliated Money Market Mutual Fund	226,717,016	—	—

Total	$2,398,534,630	$49,603,063	$100,848,957

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Bonds
Balance as of 10/31/11	$1,782,043	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	(56,959)	(87,905)
Purchases	—	70,000,017
Sales	—	—
Transfers into Level 3	—	29,211,761
Transfers out of Level 3	—	—

Balance as of 1/31/12	$1,725,084	$99,123,873

*	Of which, $(144,864) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there was one Convertible Bond transferred into Level 3 as a result of using a single broker quote.

Prudential Mid-Cap Value Fund

Schedule of Investments

as of January 31, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.8%
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.	9,500	$ 564,395
Exelis, Inc.	21,900	218,781
L-3 Communications Holdings, Inc.	17,800	1,259,172
Textron, Inc.	31,700	807,716

		2,850,064

Airlines — 0.7%
Delta Air Lines, Inc.*	10,400	109,720
Southwest Airlines Co.	52,700	504,866
United Continental Holdings, Inc.*	12,000	277,200

		891,786

Auto Components — 1.0%
Autoliv, Inc.(a)	9,200	580,428
Federal-Mogul Corp.*	13,600	225,624
TRW Automotive Holdings Corp.*	12,100	453,992

		1,260,044

Auto Parts & Equipment — 0.3%
Lear Corp.	10,400	435,760

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)*	37,400	781,660
Molson Coors Brewing Co. (Class B Stock)	9,300	398,877

		1,180,537

Capital Markets — 2.0%
Ameriprise Financial, Inc.	25,200	1,349,460
E*Trade Financial Corp.*	16,900	138,411
Janus Capital Group, Inc.	48,800	384,056
Raymond James Financial, Inc.	22,600	791,000

		2,662,927

Chemicals — 0.8%
CF Industries Holdings, Inc.	3,300	585,354
Cytec Industries, Inc.	1,300	64,818
PPG Industries, Inc.	4,000	358,320

		1,008,492

Commercial Banks — 5.4%
Bank of Hawaii Corp.(a)	13,600	621,792
BOK Financial Corp.	9,200	512,440
Comerica, Inc.	15,200	420,584
Commerce Bancshares, Inc.	18,632	723,294
Fifth Third Bancorp	107,700	1,401,177
First Citizens BancShares, Inc. (Class A Stock)	1,500	264,630
Huntington Bancshares, Inc.	73,900	421,969
KeyCorp	141,100	1,096,347
M&T Bank Corp.(a)	14,500	1,156,230
TCF Financial Corp.	44,800	449,792

		7,068,255

Commercial Services & Supplies — 1.1%
Corrections Corp. of America*	24,500	576,485
Pitney Bowes, Inc.(a)	24,200	459,074
RR Donnelley & Sons Co.(a)	39,500	448,720

		1,484,279

Communications Equipment — 0.8%
EchoStar Corp. (Class A Stock)*	17,100	448,533
Harris Corp.(a)	15,900	651,900

		1,100,433

Computers — 0.7%
SanDisk Corp.*	20,300	931,364

Computers & Peripherals — 2.3%
Lexmark International, Inc. (Class A Stock)	21,700	757,330
Seagate Technology PLC (Ireland)	41,000	866,740
Western Digital Corp.*	38,100	1,384,935

		3,009,005

Construction & Engineering — 0.7%
URS Corp.*	22,400	921,760

Consumer Finance — 1.9%
Discover Financial Services	49,100	1,334,538
SLM Corp.	73,300	1,095,835

		2,430,373

Containers & Packaging — 1.0%
Owens-Illinois, Inc.*	23,300	560,365
Sealed Air Corp.	37,900	755,347

		1,315,712

Diversified Consumer Services — 1.2%
Apollo Group, Inc. (Class A Stock)*	5,700	298,737
H&R Block, Inc.	37,800	618,408
Service Corp. International	59,700	662,670

		1,579,815

Diversified Financial Services — 1.5%
Leucadia National Corp.	26,100	724,536
NASDAQ OMX Group, Inc. (The)*	33,400	827,652
NYSE Euronext, Inc.	14,300	379,808

		1,931,996

Diversified Telecommunication Services — 1.5%
CenturyLink, Inc.	20,491	758,782
Frontier Communications Corp.(a)	91,600	392,048
Windstream Corp.	67,800	818,346

		1,969,176

Electric Utilities — 5.8%
American Electric Power Co., Inc.	8,000	316,480
Edison International	31,300	1,284,552
Entergy Corp.	16,100	1,117,018
FirstEnergy Corp.	12,240	516,773
Great Plains Energy, Inc.(a)	4,300	88,666
Northeast Utilities	11,000	382,250
NV Energy, Inc.	31,200	505,440
Pepco Holdings, Inc.(a)	22,100	434,486
Pinnacle West Capital Corp.	8,800	415,888
PPL Corp.	50,300	1,397,837
Progress Energy, Inc.	13,900	755,187
Wisconsin Energy Corp.(a)	12,700	431,800

		7,646,377

Electronic Equipment, Instruments & Components — 0.8%
Ingram Micro, Inc. (Class A Stock)*	5,900	111,982
Itron, Inc.*	1,100	42,669
Tech Data Corp.*	9,600	498,432
Vishay Intertechnology, Inc.*(a)	27,200	334,016

		987,099

Energy Equipment & Services — 3.2%
Atwood Oceanics, Inc.*	15,700	721,886

Diamond Offshore Drilling, Inc.(a)	10,300	641,690
Helmerich & Payne, Inc.(a)	4,600	283,866
Nabors Industries Ltd. (Bermuda)*	71,600	1,333,192
Rowan Cos., Inc.*	17,300	588,373
SEACOR Holdings, Inc.*	3,500	320,355
Superior Energy Services, Inc.*(a)	12,700	362,077

		4,251,439

Environmental Control — 0.4%
Republic Services, Inc.	16,400	480,192

Financial — Bank & Trust — 0.4%
First Niagara Financial Group, Inc.	49,000	468,930

Financial Services
Interactive Brokers Group, Inc. (Class A Stock)	1,100	16,632

Food & Staples Retailing — 1.7%
Kroger Co. (The)	20,800	494,208
Safeway, Inc.(a)	54,300	1,193,514
SUPERVALU, Inc.(a)	72,600	501,666

		2,189,388

Food Products — 2.5%
ConAgra Foods, Inc.	47,800	1,274,826
Dean Foods Co.*	44,600	479,896

Smithfield Foods, Inc.*	30,400	678,832
Tyson Foods, Inc. (Class A Stock)	43,600	812,704

		3,246,258

Gas Utilities — 2.6%
Atmos Energy Corp.	27,600	894,516
Energen Corp.	15,500	746,635
ONEOK, Inc.	9,200	765,072
Questar Corp.	23,000	443,440
UGI Corp.	18,500	497,835

		3,347,498

Healthcare Equipment & Services
Universal Health Services, Inc. (Class B Stock)	1,000	41,290

Healthcare Equipment & Supplies — 0.2%
Teleflex, Inc.	3,900	238,641

Healthcare Products — 0.1%
Boston Scientific Corp.*	22,100	131,716

Healthcare Providers & Services — 5.0%
Aetna, Inc.	11,400	498,180
CIGNA Corp.	30,100	1,349,383
Community Health Systems, Inc.*	20,100	375,870
Coventry Health Care, Inc.*(a)	28,100	844,967
Humana, Inc.	20,800	1,851,616
LifePoint Hospitals, Inc.*	15,100	606,869
Omnicare, Inc.(a)	20,800	682,864
Quest Diagnostics, Inc.	5,400	313,632

		6,523,381

Hotels, Restaurants & Leisure — 1.0%
Royal Caribbean Cruises Ltd. (Liberia)	21,100	573,498
Wyndham Worldwide Corp.	18,600	739,536

		1,313,034

Household Durables — 1.3%
Jarden Corp.	4,000	134,760
Newell Rubbermaid, Inc.	43,900	810,833
Whirlpool Corp.(a)	14,000	760,480

		1,706,073

Independent Power Producers & Energy Traders — 1.6%
AES Corp. (The)*	99,800	1,273,448
NRG Energy, Inc.*	45,100	761,288

		2,034,736

Insurance — 8.9%
Allied World Assurance Co. Holdings AG (Switzerland)	14,700	904,491
American Financial Group, Inc.	28,400	1,041,428
Aon Corp.	11,200	542,416
Arch Capital Group Ltd. (Bermuda)*	27,500	991,375
CNA Financial Corp.	13,600	374,408
Fidelity National Financial, Inc. (Class A Stock)(a)	37,800	687,582
Hartford Financial Services Group, Inc. (The)	28,400	497,568
HCC Insurance Holdings, Inc.	27,600	766,176
Lincoln National Corp.	35,000	753,900
Marsh & McLennan Cos., Inc.	6,600	208,494
Principal Financial Group, Inc.	35,800	977,698
Progressive Corp. (The)	31,900	646,932
Protective Life Corp.	25,200	630,252
Reinsurance Group of America, Inc.	16,200	882,738
StanCorp Financial Group, Inc.(a)	15,900	614,694
Unum Group	24,100	550,203

Validus Holdings Ltd. (Bermuda)	18,600	596,502

		11,666,857

Internet Services — 0.7%
Expedia, Inc.(a)	5,650	182,891
Liberty Media Holding Corp. - Interactive (Class A Stock)*	41,400	708,768

		891,659

IT Services — 2.0%
Amdocs Ltd. (Guernsey)*	22,400	659,456
Computer Sciences Corp.	25,800	666,414
Convergys Corp.*(a)	11,400	151,734
DST Systems, Inc.	11,800	575,958
SAIC, Inc.*(a)	40,800	524,688

		2,578,250

Machinery — 2.1%
AGCO Corp.*	10,100	514,393
CNH Global NV (Netherlands)*	10,100	421,574
Harsco Corp.	16,700	371,241
ITT Corp.	10,950	238,053
Navistar International Corp.*	10,300	445,887
Oshkosh Corp.*	16,200	393,336
Xylem, Inc.	15,100	391,241

		2,775,725

Media — 2.0%
CBS Corp. (Class B Stock)	21,800	620,864
DISH Network Corp. (Class A Stock)	29,400	820,848
Gannett Co., Inc.	48,600	688,662
Washington Post Co. (The) (Class B Stock)	1,300	492,323

		2,622,697

Multi-Line Retail — 1.1%
Macy’s, Inc.	42,600	1,435,194

Multi-Utilities — 8.8%
Alliant Energy Corp.	14,300	606,177
Ameren Corp.	39,800	1,259,272
CenterPoint Energy, Inc.	47,100	869,937
CMS Energy Corp.(a)	28,100	613,423
Consolidated Edison, Inc.	17,700	1,043,592
DTE Energy Co.	23,000	1,223,830
MDU Resources Group, Inc.	25,700	549,466
NiSource, Inc.	49,000	1,113,770
OGE Energy Corp.	15,400	814,044
SCANA Corp.(a)	13,100	587,273
Sempra Energy	23,800	1,354,220
TECO Energy, Inc.	11,100	200,355
Xcel Energy, Inc.	46,200	1,228,920

		11,464,279

Office Electronics — 1.0%
Xerox Corp.	168,700	1,307,425

Oil & Gas Exploration/Production
Lone Pine Resources, Inc.*	4,654	31,042

Oil, Gas & Consumable Fuels — 5.4%
El Paso Corp.	6,800	182,716
Forest Oil Corp.*	7,600	98,800
HollyFrontier Corp.	5,700	167,238
Murphy Oil Corp.	19,500	1,162,200
Noble Energy, Inc.	4,900	493,283
Plains Exploration & Production Co.*	22,500	848,700
Quicksilver Resources, Inc.*	28,100	140,781
Spectra Energy Corp.	23,500	740,015
Tesoro Corp.*(a)	46,300	1,158,889
Unit Corp.*	1,700	76,925
Valero Energy Corp.	81,300	1,950,387

		7,019,934

Paper & Forest Products — 1.5%
Domtar Corp.	8,600	742,868
International Paper Co.	37,900	1,180,206

		1,923,074

Pharmaceuticals — 1.3%
Endo Pharmaceuticals Holdings, Inc.*	14,800	550,116
Forest Laboratories, Inc.*	37,400	1,188,572

		1,738,688

Real Estate Investment Trusts — 5.7%
Alexandria Real Estate Equities, Inc.	3,900	282,399
Annaly Capital Management, Inc.	90,400	1,522,336
Brandywine Realty Trust	49,200	523,488
Chimera Investment Corp.(a)	171,900	522,576
CommonWealth REIT	35,400	696,318
Duke Realty Corp.	39,000	522,210
Equity Residential	1,700	101,235
HCP, Inc.	4,300	180,729
Hospitality Properties Trust	32,400	785,052

Host Hotels & Resorts, Inc.	19,949	327,563
Mack-Cali Realty Corp.	25,600	736,256
ProLogis, Inc.	9,150	290,146
SL Green Realty Corp.(a)	12,100	889,713
Weyerhaeuser Co.	3,900	78,078

		7,458,099

Real Estate Management & Development — 0.5%
Forest City Enterprises, Inc. (Class A Stock)*	41,200	540,956
Jones Lang LaSalle, Inc.(a)	800	63,008

		603,964

Retail & Merchandising — 0.1%
Staples, Inc.	9,100	133,133

Road & Rail — 0.5%
Ryder System, Inc.	12,700	714,756

Semiconductors & Semiconductor Equipment — 1.2%
Marvell Technology Group Ltd. (Bermuda)*	44,000	683,320
Micron Technology, Inc.*	77,900	591,261
Teradyne, Inc.*(a)	16,000	261,600

		1,536,181

Software — 0.5%
CA, Inc.(a)	26,700	688,326

Specialty Retail — 0.9%
Aeropostale, Inc.*(a)	4,800	78,576
American Eagle Outfitters, Inc.	13,600	191,624
GameStop Corp. (Class A Stock)*(a)	33,100	773,216
RadioShack Corp.(a)	16,200	116,316

		1,159,732

Telecommunications — 0.8%
Telephone & Data Systems, Inc.	22,283	586,043
tw telecom, Inc.*	7,000	141,050
United States Cellular Corp.*	6,000	275,220

		1,002,313

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	44,200	560,898

Tobacco — 0.1%
Lorillard, Inc.	1,100	118,129

Water Utilities — 0.2%
American Water Works Co., Inc.	8,300	279,959

Wireless Telecommunication Services — 0.5%
MetroPCS Communications, Inc.*	33,900	299,676
NII Holdings, Inc.*	17,300	347,903

		647,579

TOTAL COMMON STOCKS (cost $117,118,060)		129,012,355

EXCHANGE TRADED FUND — 0.5%
iShares Russell Midcap Value Index Fund(a) (cost $613,192)	14,800	673,992

TOTAL LONG-TERM INVESTMENTS (cost $117,731,252)		129,686,347

SHORT-TERM INVESTMENT — 15.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $19,587,762; includes $18,392,505 of cash collateral for securities on loan)(b)(c)	19,587,762	19,587,762

TOTAL INVESTMENTS — 114.3% (cost $137,319,014)(d)		149,274,109

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.3%)		(18,654,967)

NET ASSETS — 100.0%		$ 130,619,142

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
NASDAQ	National Association for Securities Dealers
NYSE	New York Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,857,204; cash collateral of $18,392,505 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Schedule of Investments was $137,774,491; accordingly, net unrealized appreciation on investments for federal income tax purposes was $11,499,618 (gross unrealized appreciation $21,033,011; gross unrealized depreciation $9,533,393). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$129,012,355	$—	$—
Exchanged Traded Fund	673,992	—	—
Affiliated Money Market Mutual Fund	19,587,762	—	—

Total	$149,274,109	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds including convertible debt securities and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 22, 2012

*	Print the name and title of each signing officer under his or her signature.